Summary of significant accounting policies (Details Narrative) - USD ($)				12 Months Ended
	Aug. 30, 2024	Jul. 29, 2022	Sep. 13, 2018	Dec. 31, 2025	Dec. 31, 2024	Oct. 08, 2025	Dec. 31, 2023
Product Information [Line Items]
Accumulated deficit				$ 149,954,036	$ 131,522,902
Net loss				(18,503,560)	(38,826,762)
Convertible promissory note amount				4,400,000
Convertible promissory note to be issued				28,600,000
Accounts receivable credit loss				386,322	484,303		$ 187,462
Impairment charges on goodwill				2,331,557	14,941,955
Asset impairment charges				5,400,000
Advertising and promotion costs				$ 40,637	956,471
Number of segments not reported				segment
Fair value of awards granted		$ 29,376,811		$ 3,964,057	20,870,117
Shares forfeited				1,578,460
Share based compensation expense				$ 3,964,057	$ 20,869,721
Seamless Group Inc [Member]
Product Information [Line Items]
Fair value of awards granted	$ 2,695,334
Shares forfeited	466,573
2018 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Product Information [Line Items]
Share-based compensation exercisable, options grants in priod			2,591,543
2018 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Directors and Employees [Member]
Product Information [Line Items]
Share-based compensation options grants in period			978,397
Share-based compensation exercisable, weighted average exercise price			$ 12.87
2022 Equity Incentive Plan [Member]
Product Information [Line Items]
Shares vested	3,964,324			2,896,854
Exchange consideration shares	40,000,000
Shares vested and expected to vest				1,067,470
Shares unvested				$ 3,143,529.6
2022 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Seamless Group Inc [Member]
Product Information [Line Items]
Share-based compensation grants in priod			5,803,000
2024 Equity Incentive Plan [Member]
Product Information [Line Items]
Shares issued				4,636,091
2024 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Product Information [Line Items]
Share-based compensation exercisable, options grants in priod				580,320
Share-based compensation restricted stock units vested				424,659
Fair value of awards granted				$ 404,989
2024 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Directors and Employees [Member]
Product Information [Line Items]
Share-based compensation options grants in period				4,000,000
Share-based compensation exercisable, weighted average exercise price				$ 1.94
2025 Equity Incentive Plan [Member]
Product Information [Line Items]
Shares issued				10,000,000
2025 Equity Incentive Plan [Member] | Directors and Employees [Member]
Product Information [Line Items]
Share-based compensation options grants in period				5,000,000
Share-based compensation exercisable, weighted average exercise price				$ 1.94
2022 Incentive Plan [Member]
Product Information [Line Items]
Share based compensation expense				$ 3,456,420
2024 Incentive Plan [Member]
Product Information [Line Items]
Share based compensation expense				$ 912,625
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Product Information [Line Items]
Concentration of credit risk percentgae				56.40%	64.90%
Software Development [Member]
Product Information [Line Items]
Amortization if intangible assets				5 years
Developed Technologies [Member]
Product Information [Line Items]
Amortization if intangible assets				7 years
Trade Names and Trademarks [Member]
Product Information [Line Items]
Amortization if intangible assets				10 years
Maximum [Member]
Product Information [Line Items]
Convertible promissory note amount						$ 33,000,000